[FLAG INVESTORS LOGO]

                                 Emerging Growth
                                      Fund

                               Semi-Annual Report
                                 April 30, 1999

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder,

     The results for the last six months have been disappointing to us all, and clearly not in keeping with our strong historical track record. The period illustrates the volatility of the sector and emphasizes that it continues to be difficult for smaller-company investors. In general, the recent market activity has clearly been unusual by any historic standards. At the end of 1998, the fund experienced a dramatic recovery, demonstrating the resilience of the high quality, rapidly growing companies comprising the portfolio. At year-end, the Fund outperformed the Russell 2000 by 800 basis points returning 6.6% for 12 months. Most of the 1998 return was experienced in the last few months of the year. Subsequently, during the first four months of 1999, the small-cap sector lost its momentum, for reasons to be discussed, and our fund experienced significant short-term underperformance. At April 30, 1999, the Fund produced a six-month return of 9.4%, compared to the Russell 2000 index return of 15.2%. The table below provides detailed performance results through April 30, 1999.

                                       Fiscal One Year     Fiscal Three Years      Fiscal Five Years
                                       4/30/98-4/30/99      4/30/96-4/30/99         4/30/94-4/30/99
----------------------------------------------------------------------------------------------------
Flag Investors Emerging Growth
  Fund -- Class A*                           -15.9%                 5.1%                   15.5%
NASDAQ (OTC) Industrial Index                  7.3%                10.1%                   14.3%
NASDAQ Composite Index                        36.1%                28.8%                   28.2%
Russell 2000 Index                            -9.3%                 8.9%                   13.0%
Russell 2000 Growth Index                     -3.8%                 6.1%                   12.6%
Lipper Small Capitalization Fund Index       -10.1%                 4.8%                   12.2%
S&P 500 Index                                 21.8%                29.1%                   26.9%


* Please refer to the Additional Performance Section of this report starting on page 6 for further information regarding performance. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. The Russell 2000 Index, Russell 2000 Growth Index, NASDAQ (OTC) Industrial Index, NASDAQ Composite Index and Standard & Poor's (S&P) 500 Index are unmanaged. The Russell 2000 Index is an indicator of small company growth performance; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations; the NASDAQ (OTC) Industrial Index is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index; and the S&P 500 Index is an indicator of general market performance. While the Lipper Small Capitalization Fund Index is unmanaged, it is comprised of the total return performance of the 30 largest funds in the Lipper Small Capitalization Fund Average, which are managed. You cannot invest directly in an index.

--------------------------------------------------------------------------------
Flag Emerging Growth Fund Growth of $100 Since December 1993(1)


       FLAG EG               Russell 2000        S&P 500              Russell 2000 Growth       Russell 2000 Value
Dec-93 100                   100                 100                  100                       100
       102.054               103.133             103.363              102.662                   103.562
       105.1768524           102.7586272         100.5556609          102.2102872               103.2585633
       99.42473034           97.34633031          96.19255079         95.93150926               98.63774263
Apr-94 96.38432209           97.92359405          97.4334347          96.07828447               99.60735164
       94.90482274           96.82195362          99.02549702         93.92517011               99.46491313
       88.08496218           93.55518091          96.56768418         89.91174759               96.88379863
       91.45421199           95.09322808          99.76310885         91.19299                  98.67421123
Aug-94 99.42444656           100.3899209         103.824465           97.8847316                102.555068
       101.642606            100.0495991         101.3150277          98.29486863               101.463882
       105.9979916           99.64539867         103.6584443          99.34170898               99.60303444
       101.8895095           95.61872811          99.85625255         95.32234343               95.58205994
Dec-94 105.0297442           98.17844146         101.3261366          97.56813784               98.45047756
       106.5138144           96.93844775         103.95251            95.58067488               97.97397725
       113.4393427           100.9739953         107.9837884          99.99745786               101.6019536
       115.5833462           102.7046896         111.1855077          102.9183836               102.0967551
Apr-95 112.5331017           104.9867878         114.4632565          104.4662761               105.1331126
       114.2638608           106.7915107         118.9902783          105.8347843               107.3871666
       126.6306385           112.3318543         121.7829801          113.1278593               111.0565861
       132.8140126           118.8021691         125.8700169          121.9450447               115.1090409
Aug-95 138.3377473            121.260186         126.2111247          123.4498465               118.5289305
       146.087428            123.4258929         131.513254           125.9916788               120.2985674
       140.8940199           117.9062869         131.0345458          119.7941482               115.4938426
       143.6414533           122.8595301         136.8013761          125.0818619               120.0835679
Dec-95 144.250493            126.1005645         139.3280975          127.8536759               123.8037569
       140.6831783           125.9643759         144.1014782          126.7950475               124.6245758
       153.2110154           129.8906854         145.4920574          132.5769016               126.5774429
       153.7334649           132.5339609         146.9236993          135.197947                129.2343034
Apr-96 171.1345558           139.6205518         149.1143316          145.5770934               132.7598152
       178.8783945           145.1229977         152.9584991          153.0422867               136.1212937
       172.4405611           139.1642474         153.5902177          143.0975989               134.5137012
       151.2114036           127.0096421         146.7585248          125.6282441               127.3629529
Aug-96 163.3914822           134.3838219         149.8918193          134.928503                132.8892314
       175.3108908           139.6355416         158.326232           141.8773209               136.5171074
       166.5243089            137.483758         162.7451171          135.7567333               138.1007059
       171.9196965           143.1480888         175.1283931          139.532128                145.5319049
Dec-96 170.509955            146.9000002         171.7186433          142.2530045               150.2558705
       182.9571817           149.8350622         182.4012601          145.8064846               152.5653032
       168.4852687           146.2015619         183.8750623          137.001231                154.013148
       153.8270503           139.3008482         176.2203434          127.328944                149.8855956
Apr-97 154.365445            139.6908906         186.698405           125.8519283               152.0889138
       183.2317832           155.2245176         198.1448843          144.7674731               164.1951914
       192.8148054           161.8836494         206.9623316          149.6750905               172.5034681
       197.4230793           169.4112391         223.5607106          157.3384551               179.7486137
Aug-97 205.6556217           173.2907565         211.0413108          162.0586087               182.6066167
       223.115784            185.9756399         222.5430622          174.9908857               194.7499567
       209.6395906           177.8113093         215.1991412          164.4739335               189.4527579
       208.2769333           176.6555358         225.0552619          160.5594539               191.5367382
Dec-97 205.7984378           179.7470076         228.8812013          161.5228106               198.0298336
       203.6992937           176.9070049         231.4675589          159.3745572               194.4454936
       224.2321825           189.9804326         248.1100764          173.4473306               206.209446
       240.8702105           197.8076264         260.8381233          180.7321185               214.5815495
Apr-98 235.9323712           198.8955684         263.5769236          181.8345844               215.6329991
       209.5079456           188.1750972         258.9643274          168.6333936               207.9995909
       213.8866616           188.5702649         269.5041755          170.3534542               206.8347932
       189.8458009           173.2960735         266.56658            156.1289408               190.6396289
Aug-98 147.1684648           139.641976          228.0210526          120.0943812               160.785463
       164.5637774           150.5759427         242.842421           132.2719515               169.8698417
       181.3986518           156.7164297         262.4980865          139.1712565               174.9132773
       192.7179277           164.9268034         278.3923457          149.9667709               179.6481797
Dec-98 219.5057196           175.132474          294.5892123          163.537264                185.2819466
       209.7157645           177.4617359         306.8441236          170.8964408               181.0760464
       189.2684775           163.0873353         297.3319557          152.9523145               168.7085525
       190.8772596           165.6314977         309.1955008          158.3974169               167.3251423
Apr-99 198.4932622           180.4720799         320.9758493          172.3839089               182.6019278

(1)Past performance is not an indicator of future results.

     The long-term performance in the chart above illustrates the historical success of our strategy. We invest in small, rapidly growing companies that have the ability to sustain that growth for many years. This means they must each have an enormous market opportunity, a unique approach within its market, a business model that makes sense and a management team that can put it all together to create profitable growth for many years. In deploying this philosophy, our strategy has been, and continues to be, to buy and hold such companies in order to participate in their long-term growth and not to be distracted in that process by short-term stock action, investment fads or swings in sentiment.

     During the last four months, as is usually the case in a portfolio of small, rapidly growing companies, a few of our portfolio companies missed "Street" expectations. Quarter-by-quarter growth rate fluctuations are the norm in this sector. What was unusual, however, was the trouncing these shares took in the market, in some cases declining by 50% in one day. This was only a small part of the story, however. More importantly, many companies that continued to do well, reporting results at or above expectations, were also severely punished by the market. Examples of such declines include; American Oncology Resources (-38%), Coach USA (-31%), and Sylvan Learning (-17%). These and many like them are very solid growth companies, yet investors seemed to become highly skittish, looking for reasons to sell many such companies.

     We think the reasons for this phenomenon are three fold and suggest that it is a temporary aberration, not a long-term trend. First, mutual fund redemptions in the small-cap sector were substantial for the quarter. A Morgan Stanley Dean Witter study of mutual fund money flows states that small-cap fund net redemptions for the first quarter 1999 were $6.2 billion, versus an inflow of $1.8 billion for the same period a year ago. This forced portfolio managers to raise cash--negatively impacting relatively illiquid stocks, resulting in downward pressure on the sector.

     Second, the so-called "Internet craze" clearly attracted many institutional and individual investors alike. Shares of such companies seemed to rise dramatically on a daily basis despite a lack of profitability and, in many cases, business models that were yet to be proven. Significant funds moved out of other growth companies and into this hot sector. In many cases, it was the dramatic performance of such issues that skewed the performance of the indices upward, which is illustrated by the quarter's returns for the Russell 2000 index. A study prepared by Prudential Securities revealed that the Russell 2000 and the Russell 2000 Growth got the biggest boost from the Internet for the quarter.

     Third, during the first quarter, several non-growth economic sectors performed well. For example, both the energy and utility sectors significantly out-performed. Their momentum alone seemed to attract significant investor attention--yet another distraction from growth.

Average Annual Returns
                                               Index Return          Internet
  Periods Ended 3/31/99     Index Return   (Excluding Internet)    Contribution
--------------------------------------------------------------------------------
  Russell 2000 Value            -5.42%            -8.27%              +2.85%
--------------------------------------------------------------------------------
  Russell 2000 Growth           -1.68             -7.15%              +5.47%

     As long-term investors, we cannot be distracted by what we consider to be temporary investor fads. We continue to focus on the best companies with high, sustainable growth. The fact that many such companies seem to have been ignored as investors responded to fund redemptions and focused on a few narrow groups has, in our opinion, created some superb opportunities among our portfolio companies. We have taken the opportunity to add to many of our holdings, as well as initiate positions in new names. In addition, we think that the Internet is creating enormous opportunities for many companies. For

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

example, we are enthusiastic about Broadvision and QRS, Corp.--Internet-related companies with proven, profitable business models with long-term staying power.

     In conclusion, we are enthusiastic about the opportunities that the recent market environment has created. In keeping with our strategy, our companies have continued to grow rapidly--in aggregate 35%+ annually. Our outlook for these companies continues to be very positive and we are optimistic that our long-term strategy will ultimately be rewarded.

Sincerely yours,



/s/ Frederick L. Meserve, Jr.
----------------------------------
Frederick L. Meserve, Jr.
Portfolio Manager

May 17, 1999

FIVE LARGEST HOLDINGS
--------------------------------------------------------------------------------
                                                                     Percent of
Company                                                              Net Assets
--------------------------------------------------------------------------------

  o  Broadvision, Inc.                                                  6.6%
     Develops, markets and supports fully integrated application software solutions. The Company's solutions manage one-to-one relationships for the extended enterprise. The Company's software is used by the financial services, retail, distribution, high technology, telecommunications, and travel industries.

  o  QRS Corp. (Computer Service)                                       5.6%
     Provides merchandise and logistics solutions throughout the entire retail demand chain. Facilitates and optimizes the flow of information, goods, and services throughout the retail industry.

  o  Pacific Gateway                                                    4.6%
     Provides telecommunications services to both wholesale and retail customers worldwide. Pacific conducts operations in the United
     States, the United Kingdom, Germany, France, Russia, Japan,
     Australia, and New Zealand.

  o  Synopsys, Inc.                                                     4.4%
     Develops, markets and supports high-level design automation software for designers of integrated circuits and electronics systems. The company has license agreements with over 400 customers, including major international semi-conductor, computer, communications, military and aerospace companies.

  o  Memberworks, Inc.                                                  3.7%
     Designs and provides innovative membership service programs. The
     Company currently offers nine membership programs such as health, dental, travel, entertainment, sports, financial, computers, and fitness.
--------------------------------------------------------------------------------

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Additional Performance Information


     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return of each class, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

     The SEC standardized total return figures include the impact of the maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B Shares investors who continued to hold their shares past the end of the specified time period.

Periods Ended 3/31/99                   1 Year        5 Years   Since Inception*
--------------------------------------------------------------------------------
Class A Shares                          (24.36)%       12.88%       9.31%
--------------------------------------------------------------------------------
Class B Shares                          (25.45)%       -- %         2.98%
--------------------------------------------------------------------------------
Institutional Shares                    (20.73)%       -- %         9.03%
--------------------------------------------------------------------------------
BIAT Shares                             (20.59)%       -- %         7.11%
--------------------------------------------------------------------------------



---------
 * Inception dates: Class A 6/15/88, Class B 6/20/96, Institutional 11/2/95, BIAT 5/9/97.

     While the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the time periods may be different and because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, and investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS EMERGING GROWTH FUND

------------------------------------------------------------------------------------
Statement of Net Assets                                              April 30, 1999
(Unaudited)
  No. of                                                                Percent of
  Shares                     Security                     Value         Net Assets
------------------------------------------------------------------------------------
COMMON STOCK - 93.8%
Building & Construction - 0.5%

   41,250       Trex Company, Inc.*                   $    660,000           0.5%
                                                      ------------         -----
Business Services - 17.4%
  119,850       AHL Services, Inc.*                      3,625,462           2.7
  214,000       Central Garden & Pet Co.*                2,996,000           2.2
   99,550       Documentum, Inc.*                        1,555,469           1.2
  114,300       MemberWorks, Inc.*                       5,000,625           3.7
  143,900       QRS Corporation*                         7,914,500           5.8
  205,050       Wilmar Industries, Inc.*                 2,486,231           1.8
                                                      ------------         -----
                                                        23,578,287          17.4
                                                      ------------         -----
Capital Goods - 3.6%
  203,600       Advanced Lighting Technologies, Inc.*    1,323,400           1.0
  126,500       ATMI, Inc.*                              2,909,500           2.1
   60,650       Railworks Corp.*                           651,987           0.5
                                                      ------------         -----
                                                         4,884,887           3.6
                                                      ------------         -----
Consumer Services - 21.2%
  122,937       Apollo Group, Inc. Cl-A*                 3,042,691           2.3
  435,050       Avado Brands, Inc.                       3,371,637           2.5
   71,100       Il Fornaio (America) Corp.*                719,887           0.5
  308,900       Just For Feet*                           3,899,862           2.9
  304,412       O'Charleys, Inc.*                        4,242,742           3.1
   61,825       Papa John's International*               2,484,592           1.8
  306,500       PETsMART, Inc.*                          2,854,281           2.1
  123,700       Starbucks Corp.*                         4,569,169           3.4
  140,125       Sylvan Learning Systems, Inc.*           3,520,641           2.6
                                                      ------------         -----
                                                        28,705,502          21.2
                                                      ------------         -----
Health Care Services - 9.0%
  433,800       American Oncology Resources, Inc.*       3,877,087           2.9
   70,737       Eclipsys Corp.*                          1,556,214           1.2
   35,600       Guilford Pharmaceuticals, Inc.*            382,700           0.3
   46,300       Incyte Pharmaceuticals, Inc.*              836,294           0.6
  366,750       PSS World Medical, Inc.*                 3,575,813           2.6
   48,800       Sunrise Assisted Living, Inc.*           1,952,000           1.4
                                                      ------------         -----
                                                        12,180,108           9.0
                                                      ------------         -----

FLAG INVESTORS EMERGING GROWTH FUND

------------------------------------------------------------------------------------
Statement of Net Assets (continued)                                  April 30, 1999
(Unaudited)
  No. of                                                                Percent of
  Shares                     Security                     Value         Net Assets
------------------------------------------------------------------------------------
Health Equipment and Services - 5.0%
   79,550       Arthrocare Corp*                      $  1,372,238           1.0%
   55,000       Bionx Implants, Inc.*                      330,000           0.3
   55,950       Heartport, Inc.*                           304,228           0.3
  119,975       Perclose*                                4,559,050           3.4
                                                      ------------         -----
                                                         6,565,516           5.0
                                                      ------------         -----
Media/Communications - 1.2%
   64,400       Getty Images, Inc.*                      1,674,400           1.2
                                                      ------------         -----
Technology Software/Services - 15.6%
  157,300       Aspect Development, Inc.*                1,720,469           1.3
  153,400       Broadvision, Inc.*                       8,906,788           6.6
  314,325       Integrated Systems, Inc.*                4,282,678           3.2
   64,100       Summit Design, Inc.*                       218,341           0.1
  126,946       Synopsys, Inc.*                          5,982,330           4.4
                                                      ------------         -----
                                                        21,110,606          15.6
                                                      ------------         -----
Technology Systems/Semi Conductors - 6.8%
   56,050       Astropower, Inc.*                          875,781           0.6
  225,100       Security Dynamics Technologies, Inc.*    4,895,925           3.6
  247,250       Sipex Corp.*                             3,461,500           2.6
                                                      ------------         -----
                                                         9,233,206           6.8
                                                      ------------         -----
Telecommunication - Long Distance - 5.8%
   30,200       Geotel Communications Corp.*             1,698,750           1.2
  154,900       Pacific Gateway Exchange, Inc.*          6,196,000           4.6
                                                      ------------         -----
                                                         7,894,750           5.8
                                                      ------------         -----
Transportation - 7.7%
  109,850       Atlantic Coast Airlines, Inc.*           3,391,619           2.5
  149,150       Coach USA, Inc.*                         3,542,313           2.6
  140,750       Forward Air Corporation*                 3,131,688           2.3
   70,375       Landair Services, Inc.*                    351,875           0.3
                                                      ------------         -----
                                                        10,417,495           7.7
                                                      ------------         -----
Total Common Stock
      (Cost $106,062,553)                              126,904,757          93.8
                                                      ------------         -----

FLAG INVESTORS EMERGING GROWTH FUND

---------------------------------------------------------------------------------------
Statement of Net Assets (concluded)                                  April 30, 1999
(Unaudited)
    Par                                                                Percent of
   (000)                     Security                    Value         Net Assets
---------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 6.1%

 $ 8,289       Goldman Sachs & Co., 4.80%,
                   Dated 4/30/99, due on 5/03/99,
                   collateralized by U.S Treasury Note
                   with a par value $8,046,000, coupon
                   rate of 5.265%, due 5/15/08, with
                   a market value of $8,455,318
                   (Cost $8,289,000)                  $  8,289,000           6.1%
                                                      ------------         -----
Total Investments
   (Cost $114,351,553)**                               135,193,757          99.9
Other Assets in Excess of Liabilities                      168,879           0.1
                                                      ------------         -----
Net Assets                                            $135,362,636         100.0%
                                                      ============         =====
Net Asset Value and Redemption Price Per:
      Class A Share
          ($65,639,535 / 3,145,595 shares outstanding)      $20.87
                                                            ======

      Class B Share
          ($4,150,048 / 203,868 shares outstanding)          $20.36***
                                                            ======
      Institutional Share
          ($6,513,986 / 310,277 shares outstanding)         $20.99
                                                            ======
      BIAT Share
          ($59,059,067 / 2,810,854 shares outstanding)      $21.01
                                                            ======
Maximum Offering Price Per:
      Class A Share
          ($20.87 / 0.955)                                  $21.85
                                                            ======
      Class B Share                                         $20.36
                                                            ======
      Institutional Share                                   $20.99
                                                            ======
      BIAT Share                                            $21.01
                                                            ======

--------------------
  * Non-income producing security.
 ** Also aggregate cost for federal tax purposes.
*** Redemption value is $19.54 following a 4% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
---------------------------------------------------------------------------------------
Statement of Operations

                                                                          For the Six
                                                                          Months Ended
                                                                            April 30,
---------------------------------------------------------------------------------------
                                                                              1999(1)
Investment Income:
   Dividends ...........................................................   $      9,578
   Interest ............................................................        142,831
                                                                           ------------
            Total income ...............................................        152,409
                                                                           ------------
Expenses:
   Investment advisory fees ............................................        578,475
   Distribution fees ...................................................        111,192
   Legal fees ..........................................................         62,197
   Transfer agent fee ..................................................         32,344
   Accounting fees .....................................................         30,045
   Custodian fees ......................................................         21,613
   Registration fees ...................................................         12,186
   Directors' fees .....................................................          2,900
   Miscellaneous .......................................................         28,081
                                                                           ------------
            Total expenses .............................................        879,033
                                                                           ------------
Expenses in excess of investment income ................................       (726,624)
                                                                           ------------
Realized and unrealized gain on investments:
   Net realized gain from security transactions ........................      9,101,252
   Change in unrealized appreciation/depreciation of investments .......      3,414,384
                                                                           ------------
   Net gain on investments .............................................     12,515,636
                                                                           ------------

Net increase in net assets resulting from operations ...................   $ 11,789,012
                                                                           ============

------------
(1) Unaudited.

                       See Notes to Financial Statements.
10

FLAG INVESTORS EMERGING GROWTH FUND
----------------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                           For the Six        For the
                                                          Months Ended       Year Ended
                                                            April 30,        October 31,
----------------------------------------------------------------------------------------
                                                              1999(1)           1998
Increase in Net Assets:
Operations:
   Expenses in excess of investment income ............   $    (726,624)   $  (1,252,660)
   Net realized gain/(loss) from security
      transactions ....................................       9,101,252       (1,729,647)
   Change in unrealized appreciation/
      depreciation of investments .....................       3,414,384      (15,958,185)
                                                          -------------    -------------
   Net increase/(decrease) in net assets resulting
      from operations .................................      11,789,012      (18,940,492)
                                                          -------------    -------------
Dividends to Shareholders from:
   Net investment income and short-term gains:
      Class A Shares ..................................            --           (655,545)
      Class B Shares ..................................            --            (53,761)
      Institutional Shares ............................            --           (117,815)
      BIAT Shares .....................................            --           (320,098)
   Net realized long-term gains:
      Class A Shares ..................................            --         (2,622,180)
      Class B Shares ..................................            --           (215,043)
      Institutional Shares ............................            --           (471,259)
      BIAT Shares .....................................            --         (1,280,392)
                                                          -------------    -------------
   Total distributions ................................            --         (5,736,093)
                                                          -------------    -------------
Capital Share Transactions:
   Proceeds from sale of shares .......................      33,369,905       51,002,445
   Value of shares issued in
      reinvestment of dividends .......................            --          5,494,066
   Cost of shares repurchased .........................     (33,069,558)     (34,109,172)
                                                          -------------    -------------
   Increase in net assets derived from capital
      share transactions ..............................         300,347       22,387,339
                                                          -------------    -------------
   Total increase/(decrease) in net assets ............      12,089,359       (2,289,246)
Net Assets:
   Beginning of period ................................     123,273,277      125,562,523
                                                          -------------    -------------
   End of period (including undistributed net
      investment income of $722,798 and $0,
      respectively) ...................................   $ 135,362,636    $ 123,273,277
                                                          =============    =============

------------
(1) Unaudited.
                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                                 For the
                                                              Period Ended
                                                                April 30,               For the Years Ended October 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                  1999(3)      1998      1997       1996         1995      1994
Per Share Operating Performance:
   Net asset value at beginning of period ...................    $ 19.08     $ 23.17    $ 19.14    $ 17.09     $ 12.90   $ 14.02
                                                                 -------     -------    -------    -------     -------   -------
Income from Investment Operations:
   Expenses in excess of investment income ..................      (0.13)      (0.22)     (0.18)     (0.15)      (0.09)    (0.08)
   Net realized and unrealized gain/(loss) on investments ...       1.92       (2.82)      4.95       3.10        4.32      0.47
                                                                 -------     -------    -------    -------     -------   -------
   Total from Investment Operations                                 1.79       (3.04)      4.77       2.95        4.23      0.39
Less Distributions:
   Distributions from net realized short-term gains .........        --        (0.21)     (0.21)     (0.30)        --        --
   Distributions from net realized mid-term
     and long-term gains ....................................        --        (0.84)     (0.53)     (0.60)      (0.04)    (1.51)
                                                                 -------     -------    -------    -------     -------   -------
   Total distributions ......................................        --        (1.05)     (0.74)     (0.90)      (0.04)    (1.51)
                                                                 -------     -------    -------    -------     -------   -------
   Net asset value end of period ............................    $ 20.87     $ 19.08    $ 23.17    $ 19.14     $ 17.09   $ 12.90
                                                                 =======     =======    =======    ========    ========  =======
Total Return(1) .............................................       9.38%     (13.48)%    25.93%     18.19%      32.92%     3.75%
Ratios to Average Daily Net Assets:
   Expenses .................................................       1.38%(2)    1.41%      1.44%      1.50%       1.50%     1.50%
   Expenses in excess of investment income ..................      (1.15)%(2)  (1.03)%    (0.97)%    (0.83)%     (0.64)%   (0.73)%
Supplemental Data:
   Net assets at end of period (000) ........................    $65,640     $65,247    $71,123    $45,325     $38,127   $23,302
   Portfolio turnover rate ..................................         20%         23%        42%        24%         39%       86%

------------
(1) Total return excludes the effect of sales charge.
(2) Annualized.
(3) Unaudited.
                       See Notes to Financial Statements.
12 and 13

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                                         For the Period
                                         For the                          June 20, 1996(1)
                                      Period Ended      For the Years        through
                                        April 30,     Ended October 31,     October 31,
----------------------------------------------------------------------------------------
                                          1999(5)      1998         1997       1996
Per Share Operating Performance:
   Net asset value at beginning
      of period ......................... $18.69      $ 22.88     $ 19.10    $ 19.22
                                          -------     -------     -------    -------
Income from Investment Operations:
   Expenses in excess of income .........  (0.23)       (0.37)(2)   (0.18)     (0.12)
   Net realized and unrealized
      gain/(loss) on investments ........   1.90        (2.77)       4.70      --
                                          -------     -------     -------    -------
   Total from Investment Operations .....   1.67        (3.14)       4.52      (0.12)
                                          -------     -------     -------    -------
Less Distributions:
   Distributions from net realized
      short-term gains ..................     --        (0.21)      (0.21)     --
   Distributions from net realized
      mid-term and long-term gains ......     --        (0.84)      (0.53)     --
                                          -------     -------     -------    -------
   Total distributions ..................     --        (1.05)      (0.74)     --
                                          -------     -------     -------    -------
   Net asset value at end of period ..... $ 20.36     $ 18.69     $ 22.88    $ 19.10
                                          =======     =======     =======    =======
Total Return(3) .........................    8.94%     (14.11)%     24.69%     (0.62)%
Ratios to Average Daily Net Assets:
   Expenses .............................    2.13%(4)    2.16%       2.19%      2.25%(4)
   Expenses in excess of income .........   (1.90)%(4)  (1.77)%     (1.73)%    (1.67)%(4)
Supplemental Data:
   Net assets at end of period (000) ....  $4,150     $ 5,155     $ 5,719    $   772
   Portfolio turnover rate ..............      20%         23%         42%        24%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Total return excludes the effect of sales charge.
(4) Annualized.
(5) Unaudited.
                       See Notes to Financial Statements.
14

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                         For the Period
                                         For the                          June 20, 1996(1)
                                      Period Ended      For the Years        through
                                        April 30,     Ended October 31,     October 31,
----------------------------------------------------------------------------------------
                                           1999(5)     1998        1997      1996
Per Share Operating Performance:
   Net asset value at beginning of
      period ............................ $ 19.17     $ 23.25     $ 19.15    $ 17.45
                                          -------     -------     -------    -------
Income from Investment Operations:
   Expenses in excess of investment
      income ............................   (0.10)      (0.17)(2)   (0.26)     (0.12)
   Net realized and unrealized
      gain/(loss) on investments ........    1.92       (2.86)       5.10       2.72
                                          -------     -------     -------    -------
   Total from Investment Operations .....    1.82       (3.03)       4.84       2.60
                                          -------     -------     -------    -------
Less Distributions:
   Distributions from net realized
      short-term gains ..................    --         (0.21)      (0.21)     (0.30)
   Distributions from net realized
      mid-term and long-term gains ......    --         (0.84)      (0.53)     (0.60)
                                          -------     -------     -------    -------
   Total distributions ..................    --         (1.05)      (0.74)     (0.90)
                                          -------     -------     -------    -------
   Net asset value at end of period ..... $ 20.99     $ 19.17     $ 23.25    $ 19.15
                                          =======     =======     ========   =======
Total Return ............................    9.49%     (13.39)%     26.36%     16.48%
Ratios to Average Daily Net Assets:
   Expenses .............................    1.13%(3)    1.16%       1.19%      1.25%(3)
   Expenses in excess of income .........   (0.90)%(3)  (0.76)%     (0.74)%    (0.61)%(3)
Supplemental Data:
   Net assets at end of period (000) ....  $6,514     $ 6,243     $13,068    $19,751
   Portfolio turnover rate ..............      20%         23%         42%        24%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
(4) Unaudited.
                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- BIAT Shares
(For a share outstanding throughout each period)

                                                                        For the Period
                                         For the                         May 9, 1997(1)
                                      Period Ended      For the Year        through
                                        April 30,     Ended October 31,   October 31,
--------------------------------------------------------------------------------------
                                           1999(4)         1998           1997
Per Share Operating Performance:
   Net asset value at
      beginning of period .............   $ 19.19         $ 23.24        $ 18.64
                                          -------         -------        -------
Income from Investment Operations:
   Expenses in excess of income .......     (0.09)          (0.17)(2)      (0.06)
   Net realized and unrealized
      gain/(loss) on investments ......      1.91           (2.83)          4.66
                                          -------         -------        -------
   Total from Investment
      Operations ......................      1.82           (3.00)          4.60
                                          -------         -------        -------
Less Distributions:
   Distributions from net realized
      short-term gains ................      --             (0.21)         --
   Distributions from net realized
      mid-term and
      long-term gains .................      --             (0.84)         --
                                          -------         -------        -------
Total Distributions ...................      --             (1.05)         --
                                          -------         -------        -------
Net asset value at end of period ......   $ 21.01         $ 19.19        $ 23.24
                                          =======         =======        =======

Total Return ..........................      9.48%         (13.26)%        24.68%
Ratios to Average Daily Net Assets:
   Expenses ...........................      1.13%(3)        1.16%          1.19%(3)
   Expenses in excess of income .......     (0.90)%(3)      (0.80)%        (0.69)%(3)
Supplemental Data:
   Net assets at end of period (000) ..   $59,059         $46,628        $35,653
   Portfolio turnover rate ............        20%             23%            42%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
(4) Unaudited.
                       See Notes to Financial Statements.
16

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and commenced operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

     The Fund consists of four share classes: Class A Shares, which commenced June 15, 1988; Institutional Shares, which commenced November 2, 1995; Class B Shares, which commenced June 20, 1996; and Brown Investment Advisory & Trust Shares (BIAT Shares) (formerly, Alex. Brown Capital Advisory & Trust Shares), which commenced May 9, 1997.

     The Class A and Class B Shares are subject to different sales charges and distribution fees. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares and BIAT Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1 -- concluded

          defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations. The fund has a capital loss carryforward in the amount of $1,873,591 expiring in 2006.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes . As a result, the Fund has made no provisions for federal income or excise taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor and Brown Investment Advisory & Trust (BIAT) is the Fund's sub-advisor. As compensation for its advisory services the Fund pays ICC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its subadvisory services, ICC pays BIAT an annual fee equal to 0.55% of the Fund's average daily net assets. For the six months ended April 30, 1999 ICC's advisory fee was $578,475 of which $90,884 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor.

     ICC also provides accounting services to the Fund for which the Fund pays ICC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. For the six month period ended April 30, 1999 ICC's fee was $30,045, of which $4,892 was payable at the end of the period.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
NOTE 2 -- concluded

     ICC also provides transfer agency services for the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the six month period ended April 30, 1999. ICC's fee was $32,344 of which $12,669 was payable at the end of the period.

     Bankers Trust Co. is the Fund's custodian. For the six month period ending April 30, 1999. Banker's Trust's fee was $21,613 of which $10,104 was payable at the end of the period.

     ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies provides distribution services to the Fund for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. No distribution fees are charged to the Institutional and BIAT Shares. For the six month period ended April 30, 1999, ICC Distributors fee was $111,192 of which $16,350 was payable at the end of the period.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended April 30, 1999 was $1,127, and the accrued liability was $6,277.

     On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved a new advisory agreement between ICC and the Fund in the event the merger is approved and completed. The new advisory agreement and a new sub-advisory agreement will be subject to shareholder approval. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 20 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 5 million Institutional, 5 million Brown Investment Advisory & Trust and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                        Class A Shares
                                             ----------------------------------
                                              For the Six            For the
                                              Months Ended          Year Ended
                                             April 30, 1999(1)     Oct. 31, 1998
                                             -----------------     -------------

Shares sold ............................            804,208           1,026,573
Shares issued to shareholders on
   reinvestment of dividends ...........               --               148,041
Shares redeemed ........................         (1,078,263)           (823,988)
                                               ------------        ------------
Net increase/(decrease) in shares
  outstanding ..........................           (274,055)            350,626
                                               ============        ============
Proceeds from sale of shares ...........       $ 16,646,133        $ 21,111,802
Value of reinvested dividends ..........               --             3,068,894
Cost of shares redeemed ................        (22,515,377)        (16,839,860)
                                               ------------        ------------
Net increase/(decrease) from capital
   share transactions ..................       $ (5,869,244)       $  7,340,836
                                               ============        ============


                                                        Class B Shares
                                             ----------------------------------
                                              For the Six            For the
                                              Months Ended          Year Ended
                                             April 30, 1999(1)    Oct. 31, 1998
                                             ----------------     -------------

Shares sold ..............................            17,483            107,106
Shares issued to shareholders on
   reinvestment of dividends .............              --               12,906
Shares redeemed ..........................           (89,381)           (94,232)
                                                 -----------        -----------
Net increase/(decrease) in shares
  outstanding ............................           (71,898)            25,780
                                                 ===========        ===========
Proceeds from sale of shares .............       $   347,666        $ 2,245,546
Value of reinvested dividends ............              --              263,666
Cost of shares redeemed ..................        (1,798,081)        (1,909,628)
                                                 -----------        -----------
Net increase/(decrease) from capital
  share transactions .....................       $(1,450,415)       $   599,584
                                                 ===========        ===========

------------
(1) Unaudited.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------



NOTE 3 -- concluded

                                                     Institutional Shares
                                             ----------------------------------
                                              For the Six            For the
                                              Months Ended          Year Ended
                                             April 30, 1999(1)     Oct. 31, 1998
                                             -----------------     -------------

Shares sold ................................         73,800            20,073
Shares issued to shareholders on
   reinvestment of dividends ...............           --              27,198
Shares redeemed ............................        (89,146)         (283,690)
                                                -----------       -----------
Net decrease in shares outstanding .........        (15,346)         (236,419)
                                                ===========       ===========
Proceeds from sale of shares ...............    $ 1,475,500       $   509,820
Value of reinvested dividends ..............           --             566,256
Cost of shares redeemed ....................     (1,827,712)       (6,892,979)
                                                -----------       -----------
Net increase/(decrease) from capital share
   transactions ............................    $   352,212       $(5,816,903)
                                                ===========       ===========

                                                        BIAT Shares
                                            ----------------------------------
                                             For the Six        For the Period
                                             Months Ended      May 9, 1997(2) to
                                            April 30, 1999(1)     Oct. 31, 1998
                                            -----------------  -----------------

Shares sold ............................         715,207           1,257,491
Shares issued to shareholders on
   reinvestment of dividends ...........            --                76,695
Shares redeemed ........................        (334,487)           (437,945)
                                            ------------        ------------
Net increase in shares outstanding .....         380,720             896,241
                                            ============        ============
Proceeds from sale of shares ...........    $ 14,900,606        $ 27,135,277
Value of reinvested dividends ..........            --             1,595,250
Cost of shares redeemed ................      (6,928,388)         (8,466,705)
                                            ------------        ------------
Net increase from capital share
  transactions .........................    $  7,972,218        $ 20,263,822
                                            ============        ============

------------
(1) Unaudited.
(2) Commencement of operations.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4 -- Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $25,614,027 and sales of investment securities aggregated $28,164,484 for the six months ended April 30, 1999. At April 30, 1999 the Fund owed $98,012 for investments purchased.

     On April 30, 1999, aggregate net unrealized appreciation over tax cost for portfolio securities was $20,842,204 of which $38,175,949 related to appreciated securities and $17,333,745 related to depreciated securities.


NOTE 5 -- Net Assets

     At April 30, 1999, net assets consisted of:

Paid-in capital
   Class A Shares .........................................       $  42,297,205
   Class B Shares .........................................           4,347,205
   Institutional Shares ...................................           3,374,469
   BIAT Shares ............................................          58,296,850
Accumulated net realized gain from security transactions ..           6,931,327
Unrealized appreciation of investments ....................          20,842,204
Undistributed net investment income .......................            (726,624)
                                                                  -------------
                                                                  $ 135,362,636
                                                                  =============

NOTE 6 -- Risks of Investing Small and Emerging Growth Companies

     There are risks to investors inherent in the characteristics of emerging growth companies. The companies in which the Fund may invest may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

                       This page intentionally left blank.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Directors and Officers
                                TRUMAN T. SEMANS
                                    Chairman

             JAMES J. CUNNANE                  REBECCA W. RIMEL
                 Director                          Director

              RICHARD T. HALE                 CARL W. VOGT, ESQ.
                 Director                          Director

            JOSEPH R. HARDIMAN                    HARRY WOOLF
                 Director                          President

               LOUIS E. LEVY                     AMY M. OLMERT
                 Director                          Secretary

            EUGENE J. MCDONALD                 JOSEPH A. FINELLI
                 Director                          Treasurer

                                 SCOTT J. LIOTTA
                               Assistant Secretary



Investment Objective

An open-end mutual fund seeking long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

                    This report is prepared for the general
               information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                    For more complete information regarding any
               of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                            [FLAG INVESTORS GRAPHIC]

                                    Growth

                       Flag Investors Emerging Growth Fund
                       Flag Investors Equity Partners Fund
                        Flag Investors International Fund


                                    Specialty

                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund


                                    Balanced

                        Flag Investors Value Builder Fund


                                  Fixed Income

                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares


                                 Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares


                                  Money Market

                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC Distributors, Inc.
                                                                            EGSA
                                                                          (6/99)